Financial Instruments with Off-Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Summary of Financial Instruments whose Contract Amount Represents Credit Risk

The following financial instruments whose contract amount represents credit risk were outstanding at December 31:

(Dollars in thousands)	2017	2016

Commitments to extend credit	$177,354	$162,763
Letters of credit	849	972